Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income tax
Schedule of current and deferred portions of income tax expense/(credit)

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continuing		Discontinued	Continuing		Continuing
	operations	operations	Total	operations	operations	Total	operations
Current income tax expense/(credit)	(63)	438	375	—	141	141	(34)
Deferred tax expense/(benefits)	(12,679)	1,122	(11,557)	(1)	507	506	(34)
Income tax expense/(credit)	(12,742)	1,560	(11,182)	(1)	648	647	(68)

Schedule of deferred tax assets and liabilities

	As of December 31,
	2023			2024
	Discontinued	Continuing		Continuing
	operations	operations	Total	operations
Deferred tax assets
Tax losses carried forward (Note (i))	11,478	2,922	14,400	3,329
Less: Valuation allowance (Note (ii))	(11,478)	(2,922)	(14,400)	(3,329)
	—	—	—	—
Deferred tax liabilities
Outside basis difference (Note (iii))	—	(1,084)	(1,084)	(1,050)
Others	—	(27)	(27)	(27)
	—	(1,111)	(1,111)	(1,077)

Note:

(i)	Tax loss carried forward
(iii)	Outside basis difference

The deferred tax liabilities are recorded for the undistributed earnings in the Company’s VIE and its subsidiaries in the PRC of US$4,335 and US$4,200 as of December 31, 2023 and 2024, respectively.

Schedule of operating tax loss carry forwards expiring years

2024	540
2025	1,028
2026	1,210
2027	737
2028	687
Tax loss with no expiry	9,975
14,177

Schedule of movement of valuation allowance

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continuing		Discontinued	Continuing		Continuing
	operations	operations	Total	operations	operations	Total	operations
Beginning balance	3,750	660	4,410	7,523	1,915	9,438	2,922
Additions	4,848	1,257	6,105	5,093	1,009	6,102	484
Reversals (Note)	(1,075)	(2)	(1,077)	(1,138)	(2)	(1,140)	(77)
Ending balance	7,523	1,915	9,438	11,478	2,922	14,400	3,329

Note:

The reversals comprise tax loss carryforwards which have been utilized to offset taxable income during the years ended December 31, 2022, 2023 and 2024, respectively, and tax loss carryforwards which were expired in 2022, 2023 and 2024.

Schedule of reconciliation between expense of income taxes

	For the years ended December 31,
	2022			2023			2024
	Discontinued	Continuing		Discontinued	Continuing		Continuing
	operations	operations	Total	operations	operations	Total	operations
Tax benefit calculated at statutory tax rates (Note i)	(42,627)	(10,864)	(53,491)	(6,297)	(3,243)	(9,540)	(6,000)
Effect of differences between statutory tax rates and foreign effective tax rates	1,918	5,841	7,759	650	1,599	2,249	25,927
Non-taxable other income	(51)	(198)	(249)	(284)	(130)	(414)	(63,834)
Non-deductible expenses (Note ii)	24,651	4,516	29,167	1,975	1,420	3,395	43,466
Valuation allowance	3,773	1,255	5,028	3,955	1,007	4,962	407
Outside basis difference (Note iii)	—	783	783	—	(56)	(56)	(34)
Additional deduction of research and development expenses (Note iv)	(332)	(133)	(465)	—	—	—	—
Others	(74)	360	286	—	51	51	—
Income tax expense/(credit)	(12,742)	1,560	(11,182)	(1)	648	647	(68)

Note:

(i)	Certain Company’s operations were conducted out of the PRC. Accordingly, the Company prepared its tax rate reconciliation starting with the PRC statutory tax rate during the years ended December 31, 2022, 2023 and 2024.
(ii)	Non-deductible expenses were mainly related to allowance for credit losses, share-based compensation expenses, impairment on long-term investments and long-lived assets.
(iii)	Outside basis difference is related to undistributed earnings in the Company’s VIE and its subsidiaries in the PRC (Note 22(e)(iii)).
(iv)	According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, companies engaged in research and development activities are entitled to claim ranging from 150% to 175% of the research and development expenses so incurred in a period as tax deductible expenses in determining its tax assessable profits for that period. Certain PRC subsidiaries of iClick Cayman have applied such additional deduction for the year ended December 31, 2022.